ACCUMULATED OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2013
ACCUMULATED OTHER COMPREHENSIVE INCOME
ACCUMULATED OTHER COMPREHENSIVE INCOME

20. ACCUMULATED OTHER COMPREHENSIVE INCOME

The changes in the balances of each component of accumulated other comprehensive income for the years ended December 31, 2011, 2012 and 2013 are as follows:

	Foreign currency items	Defined benefit pension plan items	Total
	US$	US$	US$
Balance at December 31, 2010	22,922	—	22,922
Current-period other comprehensive income (loss)	20,079	(33)	20,046
Balance at December 31, 2011	43,001	(33)	42,968
Current-period other comprehensive income	954	33	987
Amounts reclassified from accumulated other comprehensive income	(2,358)	—	(2,358)
Net current-period other comprehensive (loss) income	(1,404)	33	(1,371)
Balance at December 31, 2012	41,597	—	41,597
Current-period other comprehensive income	12,462	—	12,462
Balance at December 31, 2013	54,059	—	54,059

The amounts of foreign currency translation adjustments reclassified from accumulated other comprehensive income represent foreign currency translation adjustments realized in “gain on disposal of discontinued operations” on the consolidated statements of comprehensive income upon the dispositions of Yuanping and Yuheng during the year ended December 31, 2012.